Group statement of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Group statement of comprehensive income
Attributable profit for the year	[1]	$ 625	$ 412	$ 263
Items that will not be reclassified to income statement
Remeasurement of net retirement benefit obligations		5	16	(89)
Taxation on other comprehensive income		(1)	(1)	18
Total items that will not be reclassified to income statement		4	15	(71)
Items that may be reclassified subsequently to income statement
Gains arising in the year		13	38	23
Gains recycled to income statement in the year		(29)	(1)	(25)
Exchange differences on translation of foreign operations		179	(124)	56
Taxation on other comprehensive income		5	(5)
Total items that may be reclassified subsequently to income statement		168	(92)	54
Other comprehensive income/(loss) for the year, net of taxation		172	(77)	(17)
Total comprehensive income for the year	[1]	$ 797	$ 335	$ 246

[1]	Attributable to equity holders of the Company and wholly derived from continuing operations.